TAXES ON INCOME (Schedule of Reconciliation of Theoretical Provision For Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 76,132	$ 62,041	$ 23,625
Theoretical tax expenses at the statutory rate of InMode	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 17,510	$ 14,270	$ 5,434
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(16,652)	(13,844)	(5,162)
Different effective tax rates applicable to the subsidiaries	235	49	53
NOL carry back as part of the CARES Act relief	(2,894)
Valuation allowance	17	60	91
Uncertain tax position	1,416	723	771
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,426	(437)	73
Previous years	49	62
Total taxes on income	$ 1,107	$ 883	$ 1,260